Intangibles - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease premium
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	5 years 9 months 18 days
Amortization of intangible assets	$ 223,800	$ 48,200
2023	180,299
2024	168,306
2025	126,742
2026	107,247
2027	89,156
Thereafter	$ 152,417
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	8 years 4 months 24 days
Amortization of intangible assets	$ 21,200	$ 21,200	$ 21,200
Customer relationships and other intangible assets
Finite-Lived Intangible Assets [Line Items]
2023	21,200
2024	21,200
2025	21,200
2026	21,200
2027	21,200
Thereafter	$ 71,400